Long-Term Debt, Long-Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan Facilities [Abstract]
Total long-term debt including Debt related to assets held for sale	$ 86,604,000	$ 140,468,500
Less: Deferred financing costs	(808,215)	(1,696,738)
Total long-term debt including Debt related to assets held for sale, net of deferred finance costs	85,795,785	138,771,762
Presented [Abstract]
Current portion of long-term debt	18,089,000	29,848,400
Less: Current portion of deferred finance costs	(409,705)	(677,585)
Current portion of long-term debt, net of deferred finance costs	17,679,295	29,170,815
Debt related to assets held for sale	2,415,000	0
Less: Current portion of deferred finance costs	(8,352)	0
Debt related to assets held for sale, net of deferred finance costs	2,406,648	0
Non-Current portion of long-term debt	66,100,000	110,620,100
Less: Non-Current portion of deferred finance costs	(390,158)	(1,019,153)
Non-Current portion of long-term debt, net of deferred finance costs	65,709,842	109,600,947
$11.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000
Borrowers	Spetses- Pikachu
Total long-term debt including Debt related to assets held for sale	$ 4,600,000	6,200,000
$4.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 4,500,000
Borrowers	Bistro
Total long-term debt including Debt related to assets held for sale	$ 0	2,850,000
$15.29 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 15,290,000
Borrowers	Pocahontas- Jumaru
Total long-term debt including Debt related to assets held for sale	$ 10,109,000	11,993,000
$40.75 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 40,750,000
Borrowers	Liono-Snoopy-Cinderella-Luffy
Total long-term debt including Debt related to assets held for sale	$ 23,055,000	34,980,000
$23.15 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 23,150,000
Borrowers	Bagheera-Garfield
Total long-term debt including Debt related to assets held for sale	$ 0	17,800,500
$55.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 55,000,000
Borrowers	Mulan- Johnny Bravo-Songoku-Asterix-Stewie
Total long-term debt including Debt related to assets held for sale	$ 32,040,000	44,395,000
22.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 22,500,000	22,500,000
Borrowers	Tom-Jerry
Total long-term debt including Debt related to assets held for sale	$ 16,800,000	$ 22,250,000